Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 103	$ 178
Grant receivable		152
Prepaid expenses	79	71
Others	31	36
Prepaid Expenses and Other Receivables total	$ 213	$ 437